Summary of Significant Accounting Policies - Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of Investment Holdings [Line Items]
Total Short-term Investments	$ 37,194	$ 40,290
Treasury bills and notes
Summary of Investment Holdings [Line Items]
Total Short-term Investments	$ 37,194	$ 40,290